Outstanding Claims	12 Months Ended
Dec. 31, 2019
Outstanding Claims [Abstract]
OUTSTANDING CLAIMS
7.	OUTSTANDING CLAIMS

Movement in outstanding claims

	2019			2018			2017
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD	USD	USD	USD	USD	USD	USD	USD	USD
At the beginning of the year
Reported claims	285,770,257	(170,124,934)	115,645,323	303,254,937	(178,617,218)	124,637,719	244,216,392	(122,735,801)	121,480,591
Claims incurred but not reported	98,609,584	(17,440,448)	81,169,136	79,972,504	(7,974,801)	71,997,703	90,954,902	(20,329,907)	70,624,995
	384,379,841	(187,565,382)	196,814,459	383,227,441	(186,592,019)	196,635,422	335,171,294	(143,065,708)	192,105,586

Claims paid	(131,151,122)	53,113,606	(78,037,516)	(209,892,000)	124,783,536	(85,108,464)	(204,098,071)	121,697,370	(82,400,701)
Provided during the year related to current accident year	150,799,594	(26,443,648)	124,355,946	196,708,805	(102,442,564)	94,266,241	278,298,318	(167,956,984)	110,341,334
Provided during the year related to previous accident years	9,024,542	(15,317,000)	(6,292,458)	14,335,595	(23,314,335)	(8,978,740)	(26,144,100)	2,733,303	(23,410,797)
At the end of the year	413,052,855	(176,212,424)	236,840,431	384,379,841	(187,565,382)	196,814,459	383,227,441	(186,592,019)	196,635,422

At the end of the year
Reported claims	292,722,079	(163,190,980)	129,531,099	285,770,257	(170,124,934)	115,645,323	303,254,937	(178,617,218)	124,637,719
Claims incurred but not reported	120,330,776	(13,021,444)	107,309,332	98,609,584	(17,440,448)	81,169,136	79,972,504	(7,974,801)	71,997,703
	413,052,855	(176,212,424)	236,840,431	384,379,841	(187,565,382)	196,814,459	383,227,441	(186,592,019)	196,635,422

Claims development

The following tables show the estimate of cumulative incurred claims, including both reported claims and claims incurred but not reported for each successive accident year at each statement of financial position date, together with cumulative payments to date.

	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

At end of accident year	25,362,416	25,254,263	37,939,544	114,560,922	94,375,639	122,323,418	128,498,162	133,595,104	159,549,092	152,384,186	174,601,048	175,094,042	278,298,318	196,708,806	150,799,594
One year later	44,520,499	35,110,485	54,041,148	125,149,178	75,295,485	108,522,816	106,566,918	119,424,721	155,958,329	114,972,073	160,100,166	173,369,296	309,257,783	219,593,452	-
Two years later	47,504,859	40,894,923	53,379,611	119,412,667	67,118,529	105,943,110	100,764,212	108,556,804	148,160,641	101,352,163	149,533,104	167,694,979	317,052,504	-	-
Three years later	47,354,940	39,641,082	53,971,648	121,676,478	68,496,704	100,572,066	110,286,014	110,046,062	142,309,348	92,846,420	145,920,851	158,572,219	-	-	-
Four years later	46,829,976	37,331,379	53,468,989	119,839,220	68,217,208	99,513,334	114,464,267	103,996,492	133,916,518	88,210,215	142,926,388	-	-	-	-
Five years later	46,391,258	37,665,596	53,393,860	113,090,591	67,908,658	101,599,381	110,266,231	104,540,662	132,991,755	85,621,385	-	-	-	-	-
Six years later	47,224,929	36,800,576	50,534,739	112,125,348	67,807,370	100,198,544	111,774,284	103,167,021	130,843,807	-	-	-	-	-	-
Seven years later	46,211,206	35,600,935	49,718,456	110,400,053	67,613,678	100,302,961	110,644,445	97,917,558	-	-	-	-	-	-	-
Eight years later	46,232,192	35,318,464	49,552,802	110,588,511	68,114,668	100,073,144	111,028,275	-	-	-	-	-	-	-	-
Nine years later	46,224,784	34,796,272	49,374,891	111,162,234	68,950,049	100,119,899	-	-	-	-	-	-	-	-	-
Ten years later	45,737,657	34,609,372	49,361,720	111,371,580	68,881,829	-	-	-	-	-	-		-	-	-
Eleven years later	45,608,779	34,553,537	49,312,510	111,500,390	-	-	-	-	-	-	-	-	-	-	-
Twelve years later	45,609,384	34,422,917	49,303,976	-	-	-	-	-	-	-	-	-	-	-	-
Thirteen years later	45,602,039	34,377,940	-	-	-	-	-	-	-	-	-	-	-	-	-
Fourteen years later	45,613,014	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Current estimate of cumulative claims incurred	45,613,014	34,377,940	49,303,976	111,500,390	68,881,829	100,119,899	111,028,275	97,917,558	130,843,807	85,621,385	142,926,388	158,572,219	317,052,504	219,593,452	150,799,594	1,824,152,230
Cumulative payments to date	45,612,133	33,701,658	49,301,701	110,725,084	67,854,039	99,582,296	102,709,727	94,781,375	128,732,202	82,445,136	135,516,537	149,115,128	224,833,333	68,579,482	17,609,544	1,411,099,375
Total liability included in the consolidated statement of financial position																413,052,855